REVENUE FROM CONTINUING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Schedule of Revenue from Contracts with Customers	Revenue from continuing operations represents the following:

	Year Ended December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Revenue from contracts with a customer	—	—	12,969	1,863

Schedule of Disaggregated Revenue Information

Disaggregated revenue information

	Year Ended December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Type of goods
Sale of copper ore	—	—	12,969	1,863

Geographic market
Mainland China	—	—	12,969	1,863

Timing of revenue recognition
Goods transferred at a point in time	—	—	12,969	1,863